Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Trade payables	$ 152	$ 109
Other tax and social security payable	37	29
Other payables	173	119
Accruals	335	322
Trade and other current payables	697	579
Non-current
Other payables	4	4
Deferred purchase consideration	12	12
Contingent purchase consideration	65	73
Trade and other non current payables	$ 81	$ 89